Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 15.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Mehra has worked as a research analyst and portfolio manager.

SMO-12-02  February 17, 2012
1.843345.111

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 15.

Anmol Mehra is co-manager of the fund, which he has managed since February 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Mehra has worked as a research analyst and portfolio manager.

SMO-F-12-02  February 17, 2012
1.904319.103